Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Mar. 31, 2026
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 23,263		¥ 23,487
Payments for computer systems under non-cancelable contracts	6,320	¥ 4,646
Estimated construction costs	101,563		144,135
Total unused credit and capital amount available	485,774		475,677
Guarantee Obligations Maximum Exposure	1,247,722		1,247,252
Guarantee Obligations Current Carrying Value	20,326		19,713
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	2,958,789		2,996,771
Investments In Subsidaries Pledged	7,451		7,922
Allowance for off-balance sheet credit exposure	17,175		17,611
Provision for credit losses in the consolidated statements of income	(66)	¥ 2,336
Integrated Resort Development [Member]
Commitments and Contingencies Disclosure [Line Items]
Total unused credit and capital amount available	332,968		335,868
Secured Investments
Commitments and Contingencies Disclosure [Line Items]
Secured debt	387,420		383,753
Secured By Share
Commitments and Contingencies Disclosure [Line Items]
Investment in securities pledged for primarily collateral deposits	204,932		198,764
Secured debt	149,787		149,119
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	617,180		612,967
Guarantee Obligations Current Carrying Value	6,143		5,953
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	466,000		446,000
Guarantee Obligations Current Carrying Value	¥ 2,435		¥ 2,448